Grandeur Peak Global Explorer Fund	Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.54%
Australia — 6.07%
MA Financial Group Ltd(a)	70,182	$282,191
Pinnacle Investment Management Group(a)	59,838	673,341
		955,532
Belgium — 2.40%
Melexis NV	4,803	378,411

China — 3.00%
Silergy Corp(a)	37,000	473,052

France — 3.21%
Virbac S.A.CA	1,301	506,503

India — 4.05%
PB Fintech Ltd(a)	19,729	331,189
Varun Beverages Ltd.	66,110	306,498
		637,687
Italy — 7.91%
Ferrari N.V. (a)	919	360,540
Interpump Group SpA	9,813	393,244
Moncler S.p.A.	5,238	296,673
Recordati SpA	3,292	196,138
		1,246,595
Japan — 6.07%
Japan Elevator Service Holdings Company Ltd.	27,900	296,751
Maruwa Co Ltd/Aichi(a)	1,100	383,821
Monotaro Company, Ltd.	21,900	275,585
		956,157
Luxembourg — 2.33%
Eurofins Scientific S.E. (a)	4,660	366,392

Philippines — 2.15%
International Container Terminal Services, Inc. (a)	21,500	338,198

South Korea — 5.22%
D’Alba Global Company Ltd. (a)	2,940	450,255
Park Systems Corp(a)	2,102	371,442
		821,697
Sweden — 9.88%
AddTech AB(a)	12,446	453,062
Asker Healthcare Group AB	53,257	453,065
Lagercrantz Group AB(a)	12,167	286,240
Vimian Group AB(ba)	102,026	364,325
		1,556,692
Taiwan — 4.64%
Acter Company LTD(a)	8,000	229,081
Asia Vital Components Co., Ltd. (a)	7,000	502,740
		731,821
United Kingdom — 12.81%
Diploma plc	5,881	580,174
Marex Group Ltd.(a)	6,809	442,040
Rosebank Industries plc(a)	133,407	604,107
	Shares	Fair Value
COMMON STOCKS — 99.54% (continued)
United Kingdom — 12.81% (continued)
Volution Group PLC(a)	47,014	$392,206
		2,018,527
United States — 29.80%
Badger Meter, Inc. (a)	1,253	168,341
Dexcom, Inc.(a)	5,506	459,476
Freshpet, Inc.(a)	4,076	242,685
ITT, Inc.	2,560	501,709
JFrog Ltd.(a)	2,723	217,268
Kadant, Inc.	1,363	419,123
LeMaitre Vascular, Inc.	5,572	564,555
Monolithic Power Systems, Inc.	171	243,851
Mueller Water Products, Inc., Class A, Series A(a)	8,900	224,636
Ollie’s Bargain Outlet Holdings, Inc.(a)	7,459	548,013
Pattern Group, Inc.(a)	10,854	249,859
Pjt Partners, Inc., Class A	1,875	315,581
Rubrik, Inc., Class A(a)	4,017	290,670
XPEL, Inc.(a)	5,602	248,561
		4,694,328
Total Common Stocks (Cost $14,253,309)		15,681,592

Total Common Stocks/ Investments — 99.54% (Cost $14,253,309)		15,681,592

Other Assets in Excess of Liabilities — 0.46%		71,924

NET ASSETS — 100.00%		$15,753,516

(a)	Non-income producing security.